Document And Entity Information	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Cars.com Inc.
Entity Central Index Key	0001683606
Entity Emerging Growth Company	false
Entity File Number	001-37869
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3693660
Entity Address, Address Line One	300 S. Riverside Plaza
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	601-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CARS
Security Exchange Name	NYSE